Separation of Kyndryl (Tables)	12 Months Ended
Dec. 31, 2021
Separation of Kyndryl
Schedule of discontinued operations

($ in millions)
For the year ended December 31:	2021	*È	2020	*	2019	*
Revenue	$14,994		$18,441		$19,433
Cost of sales	11,270		13,651		14,478
Selling, general and administrative expense	1,865		1,638		1,726
Workforce rebalancing charges	35		887		158
RD&E and Other (income) and expense	80		124		116
Income from discontinued operations before income taxes	$1,744		$2,142		$2,954
Provision for income taxes	714	**	484		670
Income from discontinued operations, net of taxÈÈ	$1,030		$1,658		$2,285

*	Excludes intercompany transactions between IBM and Kyndryl and general corporate overhead costs transferred to Kyndryl as discussed above.
**	Includes tax charges related to the Kyndryl separation.
È	Represents 10 months of Kyndryl operations in 2021, versus a full year of Kyndryl operations in 2020 and 2019.
ÈÈ	Includes $(1) million, $89 million and $(4) million in 2021, 2020 and 2019, respectively, related to discontinued operations of Microelectronics, divested in 2015.

($ in millions)
At December 31:	2020
Assets
Current assets
Notes and accounts receivable (net of allowances of $94)	$1,361
Deferred costs	1,089
Prepaid expenses and other current assets	168
Total current assets of discontinued operations	2,618
Plant, rental machines and other property, net	3,835
Operating right-of-use assets, net	1,120
Deferred costs	1,300
Deferred taxes	837
Goodwill*	5,851
Other assets	203
Total non-current assets of discontinued operations	13,147
Total assets of discontinued operations	$15,764
Liabilities
Current liabilities
Accounts payable	$875
Compensation and benefits	384
Workforce reductions	449
Deferred income	854
Operating lease liabilities	322
Other accrued expenses and liabilities	936
Total current liabilities of discontinued operations	3,820
Long-term debt	138
Retirement and nonpension postretirement benefit obligations	1,063
Deferred income	543
Operating lease liabilities	854
Other liabilities	718
Total non-current liabilities of discontinued operations	3,317
Total liabilities of discontinued operations	$7,136

*	Goodwill allocated to discontinued operations represents the amount of goodwill attributable to Kyndryl which was determined on a relative fair value basis.

($ in millions)
For the year ended December 31:	2021	*	2020	2019
Net cash provided by/(used in) operating activities	$1,612		$4,403	$4,535
Net cash provided by/(used in) investing activities	(380)		(935)	(1,113)

* Represents 10 months of Kyndryl operations in 2021, versus a full year of Kyndryl operations in 2020 and 2019.